Securities Lending	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Securities Lending [Abstract]
SECURITIES LENDING

NOTE 6 — SECURITIES LENDING

The following table presents the contractual gross and net securities borrowing and lending balances and the related offsetting amount as of September 30, 2025 and December 31, 2024:

	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets(1)	Net amounts included in the consolidated balance sheets	Amounts not offset in the consolidated balance sheets but eligible for offsetting upon counterparty default(2)	Net amounts
As of September 30, 2025
Securities borrowed	$106,777	$—	$106,777	$106,777	$—
Securities loaned	$89,165	$—	$89,165	$89,165	$—
As of December 31, 2024
Securities borrowed	$43,022	$—	$43,022	$43,022	$—
Securities loaned	$27,942	$—	$27,942	$27,942	$—

____________

(1)      Includes financial instruments subject to enforceable master netting provisions that are permitted to be offset to the extent an event of default has occurred.

(2)      Includes the amount of cash collateral held/posted.

The following table presents the contract value of securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties as of September 30, 2025 and December 31, 2024:

	September 30, 2025		December 31, 2024
	Remaining contractual maturity Overnight and continuous	Total	Remaining contractual maturity Overnight and continuous	Total
Securities lending transactions
Corporate securities – fixed income	$255	$255	$310	$310
Equity securities	106,522	106,522	42,712	42,712
Total borrowings	$106,777	$106,777	$43,022	$43,022

The Company’s securities lending transactions require us to pledge collateral based on the terms of each contract which is generally denominated in U.S. dollars and marked to market on a daily basis. If the fair value of the collateral pledged for these transactions declines, the Company could be required to provide additional collateral to the counterparty, therefore decreasing the amount of assets available for other liquidity needs that may arise. The Company’s liquidity risk is mitigated by maintaining offsetting securities borrowed transactions in which the Company receives cash from the counterparty which, in general, is equal to or greater than the cash the Company posts on securities lending transactions.

Interest expense from securities lending activities is included in operating expenses related to operations in the Capital Markets segment. Interest expense from securities lending activities is incurred from equity and fixed income securities that are loaned to the Company and totaled $2,094 and $6,359 during the three months ended September 30, 2025 and 2024, respectively. Interest expense from securities lending activities is incurred from equity and fixed income securities that are loaned to the Company and totaled $4,781 and $65,055 during the nine months ended September 30, 2025 and 2024, respectively.

NOTE 6 — SECURITIES LENDING

The following table presents the contractual gross and net securities borrowing and lending balances and the related offsetting amount as of December 31, 2024 and 2023:

	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets(1)	Net amounts included in the consolidated balance sheets	Amounts not offset in the consolidated balance sheets but eligible for offsetting upon counterparty default(2)	Net amounts
As of December 31, 2024
Securities borrowed	$43,022	$—	$43,022	$43,022	$—
Securities loaned	$27,942	$—	$27,942	$27,942	$—
As of December 31, 2023
Securities borrowed	$2,870,939	$—	$2,870,939	$2,870,939	$—
Securities loaned	$2,859,306	$—	$2,859,306	$2,859,306	$—

(1)      Includes financial instruments subject to enforceable master netting provisions that are permitted to be offset to the extent an event of default has occurred.

(2)      Includes the amount of cash collateral held/posted.

The following table presents the contract value of securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties as of December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
	Remaining contractual maturity Overnight and continuous	Total	Remaining contractual maturity Overnight and continuous	Total
Securities lending transactions
Corporate securities – fixed income	$310	$310	$283,809	$283,809
Equity securities	42,712	42,712	2,575,919	2,575,919
Non-US sovereign debt	—	—	11,211	11,211
Total borrowings	$43,022	$43,022	$2,870,939	$2,870,939

The Company’s securities lending transactions require us to pledge collateral based on the terms of each contract which is generally denominated in U.S. dollars and marked to market on a daily basis. If the fair value of the collateral pledged for these transactions declines, the Company could be required to provide additional collateral to the counterparty, therefore decreasing the amount of assets available for other liquidity needs that may arise. The Company’s liquidity risk is mitigated by maintaining offsetting securities borrowed transactions in which the Company receives cash from the counterparty which, in general, is equal to or greater than the cash the Company posts on securities lending transactions.